SHARE BASED COMPENSATION (Yitel Option Plan, Summary of Share Option Activity) (Details) (Yitel Option Plan [Member], Stock Options [Member], USD $)
In Millions, except Share data, unless otherwise specified
	0 Months Ended				12 Months Ended
	Dec. 31, 2013 years	Jun. 30, 2013	Jan. 02, 2013 years	Jul. 01, 2012	Dec. 31, 2013 years	Dec. 31, 2012 years
Yitel Option Plan [Member] | Stock Options [Member]
Options
Outstanding, beginning balance			10,182,000		10,182,000	0
Granted	2,856,000	8,768,000	1,610,000	10,308,000	13,234,000	10,308,000
Exercised					0	0
Forfeited					(2,002,000)	(126,000)
Cancelled					0	0
Outstanding, ending balance	21,414,000				21,414,000	10,182,000
Vested and exercisable, ending balance	2,227,000				2,227,000	0
Weighted Average Exercise Price
Outstanding, beginning balance (in US dollars per share)			$ 0.10		$ 0.10	$ 0
Granted (in US dollars per share)					$ 0.11	$ 0.10
Forfeited (in US dollars per share)					$ 0.10	$ 0.10
Outstanding, ending balance (in US dollars per share)	$ 0.11				$ 0.11	$ 0.10
Vested and exercisable, ending balance (in US dollars per share)	$ 0				$ 0	$ 0
Weighted Average Remaining Contractual Life
Outstanding, beginning balance (in years)			9.5		9.5	0
Outstanding, ending balance (in years)	9.11				9.11	9.5
Vested and exercisable, ending balance (in years)	8.50				8.50	0
Aggregate Intrinsic Value
Outstanding, beginning balance			$ 0.10		$ 0.10	$ 0
Outstanding, ending balance	0.46				0.46	0.10
Vested and exercisable, ending balance	$ 0.07				$ 0.07	$ 0